Redemption Payable To Managing Owner (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Redemption Payable To Managing Owner [Abstract]
Redemption payable	$ 0	$ 349,083